STOCKHOLDERS' DEFICIT (Details) $ / shares in Units, $ in Thousands	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 $ / shares shares
Dividend declared
Dividends Payable | $	$ 0	$ 0
Hyperfine Common stock
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	125,000,000	125,000,000	57,000,000
Common Stock, Shares, Issued	6,503,073	4,812,083	4,605,299
Common Stock, Shares, Outstanding	6,503,073	4,812,083	4,605,299
Number of Votes Per Share | Vote		1
Liminal Common stock
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	36,000,000	5,000	5,000
Common Stock, Shares, Issued	0	1,000	1,000
Common Stock, Shares, Outstanding	0	1,000	1,000
Hyperfine Special-Voting common stock
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	25,000,000	25,000,000	25,000,000
Common Stock, Shares, Issued	0	0	0
Common Stock, Shares, Outstanding		0	0
Number of Votes Per Share | Vote		10